Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Summary of Assumptions to Use Option-Pricing Model

The Company used Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock with the following assumptions:

June 30, 2015
Series C Warrant:
Expected term (in years)	5.04
Expected volatility	30.0%
Risk-free interest rate	1.6%
Expected dividend yield	0%

The fair value of the placement warrants were estimated at their grant dates using the Black-Scholes pricing model and the following weighted-average assumptions:

Upon Issuance
Preferred Stock Warrant:
Expected term (in years)	5.0
Expected volatility	31.8%
Risk-free interest rate	1.6%
Expected dividend yield	0%

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	Upon the Closing of the Merger on July 23, 2015	December 31, 2014
Common Stock Warrants:
Expected term (in years)	5.0	5.3
Expected volatility (%)	31.8%	30.0%
Risk-free interest rate (%)	1.7%	1.7%
Expected dividend yield (%)	0%	0%

The fair value of the placement warrants was valued at their grant dates using the Black-Scholes pricing model and the following weighted average assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility (%)	31.8%
Risk-free interest rate (%)	1.6%
Expected dividend yield (%)	0%